Guarantor Financial Information - Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements Captions [Line Items]
Cash from (used in) operating activities	$ 483,851	$ 323,219	$ 311,087
Financing activities:
Common shares issued, net of issuance costs	0	118,966	95,978
Preferred shares issued, net of issuance costs	144,375	2,690	541,694
Draws on credit facilities	325,600	0	220,485
Repayment of credit facilities	(469,662)	(455,005)	(704,291)
2025 Notes and 2018 Warrants issued	250,000	0	0
Senior unsecured notes repurchased, including related expenses	(17,529)	(7,075)	0
Draws on long-term obligations under capital lease	46,964	176,254	180,750
Repayment of long-term obligations under capital lease	(48,140)	(26,198)	(24,733)
Senior unsecured notes issued	0	80,000	0
Common shares repurchased, including related expenses	0	0	(8,269)
Preferred shares redeemed, including related expenses	(143,430)	0	(333,074)
Proceeds from exercise of 2018 Warrants	250,000	0	0
Proceeds from sale-leaseback of vessels	0	90,753	354,000
Financing fees	(16,122)	(8,226)	(12,992)
Intercompany dividends paid	0
Dividends on common shares	(49,937)	(61,830)	(148,556)
Dividends on preferred shares	(65,765)	(64,416)	(54,085)
Advances from related parties		0
Cash from (used in) financing activities	206,354	(154,087)	106,907
Investing activities:
Expenditures for vessels	(318,740)	(338,518)	(343,552)
Short-term investments	(2,428)	307	3,004
Net proceeds from vessel disposals	0	37,091	12,078
Proceeds from sale of leased vessels	0	0	20,000
Other assets	(1,417)	(2,384)	(6,677)
Intercompany dividends received	0
Acquisition of GCI	(333,581)	0	0
Cash acquired from GCI	70,121	0	0
Loans to affiliate		19,648	49,735
Advances to related parties			0
Dividend recevied from subsidary			0
Capital contribution in subsidiary		0
Cash used in investing activities	(586,045)	(283,856)	(265,412)
Increase (decrease) in cash and cash equivalents	104,160	(114,724)	152,582
Cash and cash equivalents and restricted cash, beginning of year	267,236	381,960	229,378
Cash and cash equivalents and restricted cash, end of year	371,396	267,236	381,960
Eliminations [Member]
Condensed Cash Flow Statements Captions [Line Items]
Cash from (used in) operating activities	(35,000)	4,782	(36,421)
Financing activities:
Common shares issued, net of issuance costs	0	0	0
Preferred shares issued, net of issuance costs	0	0	0
Draws on credit facilities	0		0
Repayment of credit facilities	0	0	(1)
2025 Notes and 2018 Warrants issued	0
Senior unsecured notes repurchased, including related expenses	0	0
Draws on long-term obligations under capital lease	0	0	0
Repayment of long-term obligations under capital lease	0	0	(1)
Senior unsecured notes issued		0
Common shares repurchased, including related expenses			0
Preferred shares redeemed, including related expenses	0		0
Proceeds from exercise of 2018 Warrants	0
Proceeds from sale-leaseback of vessels		0	0
Financing fees	0	(2)	0
Intercompany dividends paid	36,100
Dividends on common shares	0	4,950	42,465
Dividends on preferred shares	0	0	0
Advances from related parties		(48,177)
Cash from (used in) financing activities	36,100	(43,229)	42,463
Investing activities:
Expenditures for vessels	0	0	0
Short-term investments	0	0	0
Net proceeds from vessel disposals		0	0
Proceeds from sale of leased vessels			0
Other assets	0	206	(6,042)
Intercompany dividends received	(1,100)
Acquisition of GCI	0
Cash acquired from GCI	0
Loans to affiliate		(4,950)	0
Advances to related parties			42,466
Dividend recevied from subsidary			(42,466)
Capital contribution in subsidiary		43,191
Cash used in investing activities	(1,100)	38,447	(6,042)
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents and restricted cash, beginning of year	0	0	0
Cash and cash equivalents and restricted cash, end of year	0	0	0
Parent Issuer [Member]
Condensed Cash Flow Statements Captions [Line Items]
Cash from (used in) operating activities	223,936	315,803	268,780
Financing activities:
Common shares issued, net of issuance costs	0	118,966	95,978
Preferred shares issued, net of issuance costs	144,375	2,690	541,694
Draws on credit facilities	205,600		220,485
Repayment of credit facilities	(242,220)	(430,271)	(673,128)
2025 Notes and 2018 Warrants issued	250,000
Senior unsecured notes repurchased, including related expenses	(17,529)	(7,075)
Draws on long-term obligations under capital lease	46,964	176,254	180,750
Repayment of long-term obligations under capital lease	(30,504)	(9,649)	(9,182)
Senior unsecured notes issued		80,000
Common shares repurchased, including related expenses			(8,269)
Preferred shares redeemed, including related expenses	(143,430)		(333,074)
Proceeds from exercise of 2018 Warrants	250,000
Proceeds from sale-leaseback of vessels		90,753	354,000
Financing fees	(10,057)	(9,840)	(14,912)
Intercompany dividends paid	0
Dividends on common shares	(49,937)	(61,830)	(148,555)
Dividends on preferred shares	(65,765)	(64,416)	(54,085)
Advances from related parties		0
Cash from (used in) financing activities	337,497	(114,418)	151,702
Investing activities:
Expenditures for vessels	(157,268)	(329,328)	(324,962)
Short-term investments	0	0	7
Net proceeds from vessel disposals		0	12,078
Proceeds from sale of leased vessels			20,000
Other assets	891	2,782	3,678
Intercompany dividends received	1,100
Acquisition of GCI	(333,581)
Cash acquired from GCI	0
Loans to affiliate		27,376	49,735
Advances to related parties			(30,466)
Dividend recevied from subsidary			30,466
Capital contribution in subsidiary		(43,188)
Cash used in investing activities	(488,858)	(342,358)	(239,464)
Increase (decrease) in cash and cash equivalents	72,575	(140,973)	181,018
Cash and cash equivalents and restricted cash, beginning of year	146,328	287,301	106,283
Cash and cash equivalents and restricted cash, end of year	218,903	146,328	287,301
Guarantors [Member]
Condensed Cash Flow Statements Captions [Line Items]
Cash from (used in) operating activities	19,832	10,891	45,017
Financing activities:
Common shares issued, net of issuance costs	0	0	0
Preferred shares issued, net of issuance costs	0	0	0
Draws on credit facilities	0		0
Repayment of credit facilities	0	0	0
2025 Notes and 2018 Warrants issued	0
Senior unsecured notes repurchased, including related expenses	0	0
Draws on long-term obligations under capital lease	0	0	0
Repayment of long-term obligations under capital lease	(17,636)	(16,549)	(15,550)
Senior unsecured notes issued		0
Common shares repurchased, including related expenses			0
Preferred shares redeemed, including related expenses	0		0
Proceeds from exercise of 2018 Warrants	0
Proceeds from sale-leaseback of vessels		0	0
Financing fees	0	832	975
Intercompany dividends paid	(23,800)
Dividends on common shares	0	(4,950)	(23,100)
Dividends on preferred shares	0	0	0
Advances from related parties		6,667
Cash from (used in) financing activities	(41,436)	(14,000)	(37,675)
Investing activities:
Expenditures for vessels	(20,003)	(7,076)	(17,891)
Short-term investments	(1)	307	2,997
Net proceeds from vessel disposals		37,091	0
Proceeds from sale of leased vessels			0
Other assets	(4,078)	(5,365)	(4,896)
Intercompany dividends received	0
Acquisition of GCI	0
Cash acquired from GCI	0
Loans to affiliate		(2,778)	0
Advances to related parties			(12,000)
Dividend recevied from subsidary			12,000
Capital contribution in subsidiary		(3)
Cash used in investing activities	(24,082)	22,176	(19,790)
Increase (decrease) in cash and cash equivalents	(45,686)	19,067	(12,448)
Cash and cash equivalents and restricted cash, beginning of year	85,600	66,533	78,981
Cash and cash equivalents and restricted cash, end of year	39,914	85,600	66,533
Non-Guarantors [Member]
Condensed Cash Flow Statements Captions [Line Items]
Cash from (used in) operating activities	275,083	(8,257)	33,711
Financing activities:
Common shares issued, net of issuance costs	0	0	0
Preferred shares issued, net of issuance costs	0	0	0
Draws on credit facilities	120,000		0
Repayment of credit facilities	(227,442)	(24,734)	(31,162)
2025 Notes and 2018 Warrants issued	0
Senior unsecured notes repurchased, including related expenses	0	0
Draws on long-term obligations under capital lease	0	0	0
Repayment of long-term obligations under capital lease	0	0	0
Senior unsecured notes issued		0
Common shares repurchased, including related expenses			0
Preferred shares redeemed, including related expenses	0		0
Proceeds from exercise of 2018 Warrants	0
Proceeds from sale-leaseback of vessels		0	0
Financing fees	(6,065)	784	945
Intercompany dividends paid	(12,300)
Dividends on common shares	0	0	(19,366)
Dividends on preferred shares	0	0	0
Advances from related parties		41,510
Cash from (used in) financing activities	(125,807)	17,560	(49,583)
Investing activities:
Expenditures for vessels	(141,469)	(2,114)	(699)
Short-term investments	(2,427)	0	0
Net proceeds from vessel disposals		0	0
Proceeds from sale of leased vessels			0
Other assets	1,770	(7)	583
Intercompany dividends received	0
Acquisition of GCI	0
Cash acquired from GCI	70,121
Loans to affiliate		0	0
Advances to related parties			0
Dividend recevied from subsidary			0
Capital contribution in subsidiary		0
Cash used in investing activities	(72,005)	(2,121)	(116)
Increase (decrease) in cash and cash equivalents	77,271	7,182	(15,988)
Cash and cash equivalents and restricted cash, beginning of year	35,308	28,126	44,114
Cash and cash equivalents and restricted cash, end of year	$ 112,579	$ 35,308	$ 28,126